DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.4%
Australia — 6.7%
ANZ Group Holdings Ltd.
1,222,822 26,945,299
APA Group (a)
515,144 2,970,169
Aristocrat Leisure Ltd.
227,924 10,845,781
ASX Ltd.
76,282 3,122,170
BHP Group Ltd.
2,074,646 58,641,336
BlueScope Steel Ltd.
174,814 2,625,642
Brambles Ltd.
553,791 9,405,024
CAR Group Ltd.
150,276 3,977,200
Cochlear Ltd.
26,798 5,288,571
Coles Group Ltd.
540,156 8,441,705
Commonwealth Bank of
Australia
680,600 75,854,830
Computershare Ltd.
207,857 5,192,344
CSL Ltd.
197,875 27,569,116
Evolution Mining Ltd.
794,512 4,502,928
Fortescue Ltd.
672,182 8,490,257
Goodman Group REIT
825,306 18,553,181
Insurance Australia Group Ltd.
965,049 5,501,032
Lottery Corp. Ltd.
887,253 3,414,298
Macquarie Group Ltd.
147,974 21,804,860
Medibank Pvt Ltd.
1,136,533 3,793,402
National Australia Bank Ltd.
1,255,973 35,172,176
Northern Star Resources Ltd.
538,382 6,655,783
Origin Energy Ltd.
694,756 5,874,508
Pro Medicus Ltd.
23,357 4,567,608
Qantas Airways Ltd.
277,902 2,137,008
QBE Insurance Group Ltd.
609,927 8,641,963
REA Group Ltd.
20,967 3,444,598
Rio Tinto Ltd.
148,952 11,256,209
Santos Ltd.
1,295,255 6,798,393
Scentre Group REIT
2,116,841 5,652,298
SGH Ltd.
82,181 2,716,598
Sigma Healthcare Ltd.
1,802,457 3,680,410
Sonic Healthcare Ltd.
182,145 2,866,877
South32 Ltd.
1,817,682 3,235,664
Stockland REIT
978,292 3,969,509
Suncorp Group Ltd.
442,743 6,165,950
Telstra Group Ltd.
1,686,629 5,397,654
Transurban Group (a)
1,282,569 12,254,913
Vicinity Ltd. REIT
1,611,746 2,731,952
Washington H Soul Pattinson &
Co. Ltd. (b)
93,488 2,677,379
Wesfarmers Ltd.
461,909 27,753,839
Westpac Banking Corp.
1,391,682 35,165,473
WiseTech Global Ltd.
80,408 5,356,499
Woodside Energy Group Ltd.
771,432 13,333,455
Woolworths Group Ltd.
507,307 9,561,807
(Cost $419,542,793)
534,007,668
Number
of Shares Value $
Austria — 0.2%
Erste Group Bank AG
126,741 12,054,713
OMV AG
61,680 3,395,827
Verbund AG
23,888 1,703,345
(Cost $9,020,373)
17,153,885
Belgium — 0.8%
Ageas SA/NV
56,027 3,945,873
Anheuser-Busch InBev SA/NV
403,255 25,258,487
D'ieteren Group
8,902 1,927,717
Elia Group SA/NV
17,605 2,014,300
Groupe Bruxelles Lambert NV
36,427 3,200,461
KBC Group NV
92,139 10,860,198
Lotus Bakeries NV
172 1,684,237
Sofina SA
6,585 1,992,202
Syensqo SA
28,298 2,498,831
UCB SA
51,008 11,925,913
(Cost $51,168,600)
65,308,219
Chile — 0.1%
Antofagasta PLC
(Cost $2,504,783)
153,735 4,457,060
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $1,916,695)
982,000 2,227,122
Denmark — 2.0%
A.P. Moller — Maersk A/S, Class
A (b)
1,074 2,204,993
A.P. Moller — Maersk A/S, Class
B
1,758 3,618,934
Carlsberg AS, Class B
38,467 4,704,758
Coloplast A/S, Class B
51,680 4,963,327
Danske Bank A/S
267,354 10,990,480
Demant A/S *
36,925 1,412,024
DSV A/S
82,894 18,356,798
Genmab A/S *
24,180 6,017,810
Novo Nordisk A/S, Class B
1,314,592 73,922,236
Novonesis (Novozymes) B, Class
B
145,838 9,270,439
Orsted AS, 144A * (b)
66,893 2,024,916
Pandora A/S
31,402 4,335,757
ROCKWOOL A/S, Class B
39,055 1,475,113
Tryg A/S
140,199 3,686,961
Vestas Wind Systems A/S
401,013 7,981,671
(Cost $136,239,237)
154,966,217
Finland — 1.0%
Elisa OYJ
59,514 3,169,353
Fortum OYJ
175,695 3,040,022
Kesko OYJ, Class B
107,956 2,393,344
Kone OYJ, Class B
140,695 8,842,272
Metso Corp.
247,145 3,193,499
Neste OYJ
171,737 3,152,362

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Nokia OYJ
2,141,560 9,217,417
Nordea Bank Abp
1,275,856 19,463,837
Orion OYJ, Class B
42,723 3,408,751
Sampo OYJ, Class A
1,001,330 11,487,310
Stora Enso OYJ, Class R
239,505 2,795,808
UPM-Kymmene OYJ
218,046 6,206,395
Wartsila OYJ Abp
199,486 5,843,808
(Cost $67,206,197)
82,214,178
France — 10.4%
Accor SA
78,209 3,867,570
Aeroports de Paris SA
14,846 1,950,466
Air Liquide SA
235,625 48,576,450
Airbus SE
241,257 50,539,124
Alstom SA *
137,586 3,306,160
Amundi SA, 144A
24,990 1,846,243
Arkema SA
22,535 1,597,642
AXA SA
723,206 33,665,507
BioMerieux
16,605 2,305,891
BNP Paribas SA
414,129 37,223,369
Bollore SE
295,837 1,726,347
Bouygues SA
74,818 3,207,087
Bureau Veritas SA
126,376 3,808,550
Capgemini SE
66,074 9,388,092
Carrefour SA
221,722 3,207,393
Cie de Saint-Gobain SA
185,154 19,971,617
Cie Generale des Etablissements
Michelin SCA
271,200 9,813,384
Covivio SA REIT
20,766 1,359,259
Credit Agricole SA
423,163 7,737,771
Danone SA
264,244 22,004,541
Dassault Aviation SA
8,132 2,568,682
Dassault Systemes SE
271,491 8,448,630
Edenred SE
94,757 2,738,151
Eiffage SA
28,160 3,541,525
Engie SA
739,179 15,297,718
EssilorLuxottica SA
122,460 37,277,841
FDJ UNITED
44,365 1,428,361
Gecina SA REIT
19,542 1,916,996
Getlink SE
123,147 2,326,728
Hermes International SCA
12,967 31,720,699
Ipsen SA
14,817 2,010,793
Kering SA
30,491 8,174,115
Klepierre SA REIT
87,652 3,418,823
Legrand SA
105,316 16,029,533
L'Oreal SA
98,085 45,658,931
LVMH Moet Hennessy Louis
Vuitton SE
101,966 60,134,165
Orange SA
773,541 12,579,035
Pernod Ricard SA
82,615 9,394,515
Publicis Groupe SA
93,342 8,609,401
Renault SA
76,019 2,988,207
Number
of Shares Value $
Rexel SA
87,253 2,825,502
Safran SA
146,916 48,967,818
Sanofi SA
450,495 44,529,159
Sartorius Stedim Biotech
11,263 2,304,587
Schneider Electric SE
223,385 54,894,129
Societe Generale SA
290,918 17,943,006
Sodexo SA
37,091 2,226,051
Teleperformance SE
20,690 1,595,611
Thales SA
37,226 9,807,627
TotalEnergies SE
834,744 52,246,391
Unibail-Rodamco-Westfield
REIT *
49,764 5,169,844
Veolia Environnement SA
263,032 8,680,823
Vinci SA
201,879 27,373,087
(Cost $577,168,398)
821,928,947
Germany — 9.6%
adidas AG
69,194 13,466,057
Allianz SE
157,877 66,713,820
BASF SE
363,789 19,305,089
Bayer AG
395,731 12,990,831
Bayerische Motoren Werke AG
116,160 12,157,232
Beiersdorf AG
40,372 4,639,998
Brenntag SE
50,381 3,116,789
Commerzbank AG
311,957 11,904,959
Continental AG
44,231 3,880,943
Covestro AG *
72,019 5,004,754
CTS Eventim AG & Co. KGaA
24,861 2,328,247
Daimler Truck Holding AG
190,022 8,930,071
Delivery Hero SE, 144A *
76,981 2,042,565
Deutsche Bank AG (c)
755,124 26,529,118
Deutsche Boerse AG
75,903 22,341,832
Deutsche Lufthansa AG
253,881 2,363,057
Deutsche Post AG
387,332 17,618,091
Deutsche Telekom AG
1,425,476 52,064,537
E.ON SE
901,086 16,070,999
Evonik Industries AG
108,859 2,100,072
Fresenius Medical Care AG
89,665 4,593,536
Fresenius SE & Co. KGaA
172,273 9,353,583
GEA Group AG
58,999 4,293,231
Hannover Rueck SE
24,996 7,275,621
Heidelberg Materials AG
54,349 12,843,759
Henkel AG & Co. KGaA
42,531 3,266,552
Hensoldt AG
27,282 2,829,464
Infineon Technologies AG
531,160 21,724,310
Knorr-Bremse AG
28,215 2,944,382
LEG Immobilien SE
30,230 2,530,446
Mercedes-Benz Group AG
292,105 18,231,509
Merck KGaA
51,740 6,555,474
MTU Aero Engines AG
21,742 9,691,113
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
53,117 33,842,340

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Nemetschek SE
24,772 3,419,734
Rational AG
2,186 1,629,066
Rheinmetall AG
18,756 37,072,137
RWE AG
253,626 10,159,603
SAP SE
425,744 115,404,774
Scout24 SE, 144A
30,091 3,897,027
Siemens AG
309,509 85,671,669
Siemens Energy AG *
276,238 29,318,090
Siemens Healthineers AG, 144A
136,418 7,550,467
Symrise AG
54,363 5,264,753
Talanx AG
27,412 3,777,767
Vonovia SE
304,168 9,832,039
Zalando SE, 144A *
90,470 2,519,015
(Cost $475,633,171)
761,060,522
Hong Kong — 2.2%
AIA Group Ltd.
4,327,928 40,750,422
BOC Hong Kong Holdings Ltd.
1,529,489 6,910,218
CK Asset Holdings Ltd.
776,352 3,656,936
CK Hutchison Holdings Ltd.
1,078,169 7,102,043
CK Infrastructure Holdings Ltd.
260,607 1,746,740
CLP Holdings Ltd.
672,123 5,677,545
Futu Holdings Ltd., ADR
23,923 4,440,109
Galaxy Entertainment Group Ltd.
861,027 4,528,524
Hang Seng Bank Ltd.
294,179 4,203,905
Henderson Land Development
Co. Ltd.
584,781 2,017,909
HKT Trust & HKT Ltd. (a)
1,491,547 2,257,745
Hong Kong & China Gas Co. Ltd.
4,535,378 4,078,378
Hong Kong Exchanges &
Clearing Ltd.
489,324 28,309,297
Hongkong Land Holdings Ltd.
443,628 2,750,494
Jardine Matheson Holdings Ltd.
65,347 3,959,375
Link REIT
1,057,613 5,622,151
MTR Corp. Ltd.
656,849 2,221,094
Power Assets Holdings Ltd.
548,672 3,571,946
Prudential PLC
1,057,776 14,133,923
Sino Land Co. Ltd.
1,605,616 1,907,255
SITC International Holdings Co.
Ltd.
563,791 1,987,426
Sun Hung Kai Properties Ltd.
588,988 6,920,826
Swire Pacific Ltd., Class A
142,541 1,220,526
Techtronic Industries Co. Ltd.
593,205 7,640,021
WH Group Ltd., 144A
3,353,678 3,587,926
Wharf Holdings Ltd.
424,507 1,215,444
Wharf Real Estate Investment
Co. Ltd.
714,368 2,071,030
(Cost $143,483,747)
174,489,208
Ireland — 0.9%
AerCap Holdings NV
70,243 8,675,010
AIB Group PLC
878,009 7,128,656
Bank of Ireland Group PLC
405,439 5,995,450
DCC PLC
38,395 2,441,127
Number
of Shares Value $
Experian PLC
377,289 19,541,057
James Hardie Industries PLC
CDI *
232,375 4,740,267
Kerry Group PLC, Class A
67,377 6,160,130
Kingspan Group PLC
61,868 4,769,806
Ryanair Holdings PLC
339,128 10,017,843
(Cost $50,441,827)
69,469,346
Israel — 1.0%
Azrieli Group Ltd.
18,114 1,736,669
Bank Hapoalim BM
500,481 9,791,596
Bank Leumi Le-Israel BM
600,642 11,553,230
Check Point Software
Technologies Ltd. *
34,930 6,746,380
CyberArk Software Ltd. *
19,671 8,916,078
Elbit Systems Ltd.
11,227 5,438,756
ICL Group Ltd.
327,150 2,126,960
Israel Discount Bank Ltd., Class
A
508,403 5,040,314
Mizrahi Tefahot Bank Ltd.
69,168 4,528,031
Monday.com Ltd. *
16,177 3,122,161
Nice Ltd. *
26,155 3,717,510
Nova Ltd. *
12,722 3,438,069
Phoenix Financial Ltd.
104,223 3,703,403
Teva Pharmaceutical Industries
Ltd., ADR *
460,859 8,470,588
Wix.com Ltd. *
21,191 2,989,626
(Cost $50,660,765)
81,319,371
Italy — 3.0%
Banca Mediolanum SpA
86,947 1,757,711
Banco BPM SpA
459,207 6,298,985
BPER Banca SPA
598,627 6,217,570
Davide Campari-Milano NV
236,801 1,780,773
Enel SpA
3,340,901 30,814,805
Eni SpA
849,863 15,154,447
Ferrari NV
51,024 24,277,160
FinecoBank Banca Fineco SpA
247,616 5,431,618
Generali
349,541 13,641,853
Infrastrutture Wireless Italiane
SpA, 144A
113,635 1,377,276
Intesa Sanpaolo SpA
5,819,173 36,592,235
Leonardo SpA
163,144 9,300,723
Mediobanca Banca di Credito
Finanziario SpA
199,991 4,843,173
Moncler SpA
95,034 5,522,330
Nexi SpA, 144A
208,536 1,322,787
Poste Italiane SpA, 144A
185,899 4,351,844
Prysmian SpA
114,626 10,020,034
Recordati Industria Chimica e
Farmaceutica SpA
50,579 3,121,346
Snam SpA
810,460 4,934,215
Telecom Italia SpA *
4,073,186 1,951,836
Terna - Rete Elettrica Nazionale
574,649 5,778,941
UniCredit SpA
573,023 44,271,917

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Unipol Assicurazioni SpA
145,147 3,031,067
(Cost $131,160,739)
241,794,646
Japan — 22.1%
Advantest Corp.
312,600 24,834,847
Aeon Co. Ltd. (b)
914,700 11,122,921
AGC, Inc.
81,400 2,566,270
Aisin Corp.
214,562 3,580,048
Ajinomoto Co., Inc.
365,194 9,962,660
ANA Holdings, Inc. (b)
64,700 1,307,825
Asahi Group Holdings Ltd.
583,695 7,373,888
Asahi Kasei Corp.
515,000 4,238,662
Asics Corp.
276,200 7,516,068
Astellas Pharma, Inc.
722,232 7,961,729
Bandai Namco Holdings, Inc.
238,600 8,272,376
Bridgestone Corp.
228,976 10,441,075
Canon, Inc.
356,486 10,552,306
Capcom Co. Ltd.
141,600 3,859,059
Central Japan Railway Co.
323,070 8,624,433
Chiba Bank Ltd.
215,700 2,237,655
Chubu Electric Power Co., Inc.
254,500 3,524,259
Chugai Pharmaceutical Co. Ltd.
275,500 12,202,576
Concordia Financial Group Ltd.
430,815 3,299,529
Dai Nippon Printing Co. Ltd.
159,200 2,685,021
Daifuku Co. Ltd. (b)
128,863 4,118,741
Dai-ichi Life Holdings, Inc.
1,416,452 11,821,839
Daiichi Sankyo Co. Ltd.
703,793 16,900,993
Daikin Industries Ltd.
106,688 13,503,432
Daito Trust Construction Co. Ltd.
24,113 2,575,302
Daiwa House Industry Co. Ltd.
224,636 7,993,070
Daiwa Securities Group, Inc.
548,687 4,304,965
Denso Corp.
731,012 10,622,817
Disco Corp.
37,900 10,664,251
East Japan Railway Co.
380,259 9,351,543
Eisai Co. Ltd.
107,252 3,311,963
ENEOS Holdings, Inc.
1,080,228 6,467,181
FANUC Corp.
390,185 11,093,144
Fast Retailing Co. Ltd.
77,751 24,612,817
Fuji Electric Co. Ltd.
57,100 3,669,896
FUJIFILM Holdings Corp.
449,562 10,740,786
Fujikura Ltd.
103,100 8,959,117
Fujitsu Ltd.
721,220 17,550,153
Hankyu Hanshin Holdings, Inc.
94,440 2,803,863
Hikari Tsushin, Inc.
7,400 1,981,491
Hitachi Ltd.
1,871,505 51,564,926
Honda Motor Co. Ltd.
1,597,197 17,846,262
Hoya Corp.
140,874 18,453,435
Hulic Co. Ltd.
186,100 2,002,137
Idemitsu Kosan Co. Ltd.
326,920 2,189,033
IHI Corp.
60,600 6,379,381
Inpex Corp.
347,417 5,952,816
Isuzu Motors Ltd.
217,500 2,880,907
Number
of Shares Value $
ITOCHU Corp.
485,554 27,744,527
Japan Airlines Co. Ltd.
65,173 1,391,227
Japan Exchange Group, Inc.
410,256 4,322,966
Japan Post Bank Co. Ltd.
723,358 9,170,263
Japan Post Holdings Co. Ltd.
711,813 7,331,013
Japan Post Insurance Co. Ltd.
67,700 1,910,001
Japan Tobacco, Inc.
493,141 15,731,653
JFE Holdings, Inc.
235,085 2,941,862
Kajima Corp.
169,800 5,089,783
Kansai Electric Power Co., Inc.
386,067 5,403,966
Kao Corp.
189,404 8,640,498
Kawasaki Heavy Industries Ltd.
63,700 3,912,031
Kawasaki Kisen Kaisha Ltd.
129,900 2,005,227
KDDI Corp.
1,258,666 21,844,970
Keyence Corp.
78,870 30,473,537
Kikkoman Corp.
279,510 2,417,456
Kirin Holdings Co. Ltd.
315,023 4,577,807
Kobe Bussan Co. Ltd.
61,400 1,720,980
Komatsu Ltd.
374,373 12,834,481
Konami Group Corp.
39,366 6,001,805
Kubota Corp.
403,581 4,738,723
Kyocera Corp.
510,500 6,867,806
Kyowa Kirin Co. Ltd.
98,100 1,698,918
Lasertec Corp.
31,200 3,323,711
LY Corp.
1,153,200 3,678,814
M3, Inc.
173,442 2,579,412
Makita Corp.
89,200 3,051,331
Marubeni Corp.
567,500 13,060,359
MatsukiyoCocokara & Co.
132,600 2,750,262
MEIJI Holdings Co. Ltd.
93,680 1,949,396
MINEBEA MITSUMI, Inc.
147,620 2,559,028
Mitsubishi Chemical Group
Corp.
518,700 2,981,144
Mitsubishi Corp.
1,324,975 30,240,319
Mitsubishi Electric Corp.
778,179 18,809,104
Mitsubishi Estate Co. Ltd.
433,351 9,312,527
Mitsubishi HC Capital, Inc.
338,800 2,790,769
Mitsubishi Heavy Industries Ltd.
1,299,090 33,176,719
Mitsubishi UFJ Financial Group,
Inc.
4,671,652 71,812,881
Mitsui & Co. Ltd.
1,009,620 23,537,533
Mitsui Fudosan Co. Ltd.
1,063,878 11,365,986
Mitsui OSK Lines Ltd.
138,300 4,469,305
Mizuho Financial Group, Inc.
1,026,358 34,187,489
MonotaRO Co. Ltd.
99,800 1,730,057
MS&AD Insurance Group
Holdings, Inc.
518,363 12,211,716
Murata Manufacturing Co. Ltd.
692,931 11,467,512
NEC Corp.
506,395 15,634,134
Nexon Co. Ltd.
126,845 2,895,886
Nidec Corp.
345,792 7,555,633
Nintendo Co. Ltd.
448,910 40,658,651

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Nippon Building Fund, Inc. REIT
3,198 3,094,523
Nippon Paint Holdings Co. Ltd.
383,510 2,801,524
Nippon Sanso Holdings Corp.
68,400 2,506,906
Nippon Steel Corp.
386,809 8,199,177
Nippon Yusen KK
177,000 6,423,334
Nissan Motor Co. Ltd. * (b)
916,442 2,072,916
Nissin Foods Holdings Co. Ltd.
76,700 1,446,786
Nitori Holdings Co. Ltd. (b)
33,301 3,071,655
Nitto Denko Corp.
292,120 6,691,000
Nomura Holdings, Inc.
1,205,554 8,695,772
Nomura Research Institute Ltd.
157,743 6,221,486
NTT Data Group Corp.
115,434 3,107,461
NTT, Inc.
12,055,850 12,781,473
Obayashi Corp.
268,400 4,376,990
Obic Co. Ltd.
135,800 4,834,852
Olympus Corp.
488,516 5,726,030
Oracle Corp.
16,600 1,725,460
Oriental Land Co. Ltd.
435,800 10,435,713
ORIX Corp.
474,346 12,362,595
Osaka Gas Co. Ltd.
149,200 4,261,117
Otsuka Corp.
93,500 1,929,108
Otsuka Holdings Co. Ltd.
178,467 9,431,287
Pan Pacific International
Holdings Corp.
156,872 5,696,091
Panasonic Holdings Corp.
967,185 9,970,979
Rakuten Group, Inc. *
622,386 3,883,269
Recruit Holdings Co. Ltd.
544,353 31,778,465
Renesas Electronics Corp.
684,500 8,230,489
Resona Holdings, Inc.
837,525 8,520,294
Ryohin Keikaku Co. Ltd.
203,700 4,419,010
Sanrio Co. Ltd.
75,100 3,940,636
SBI Holdings, Inc.
117,825 5,611,631
SCREEN Holdings Co. Ltd.
33,700 2,609,683
SCSK Corp.
59,400 1,903,403
Secom Co. Ltd.
175,600 6,509,944
Sekisui Chemical Co. Ltd.
153,600 2,939,675
Sekisui House Ltd.
244,351 5,541,981
Seven & i Holdings Co. Ltd. (b)
838,128 10,913,259
SG Holdings Co. Ltd. (b)
125,300 1,354,848
Shimadzu Corp.
92,300 2,274,918
Shimano, Inc.
29,194 3,263,975
Shin-Etsu Chemical Co. Ltd.
689,820 21,390,968
Shionogi & Co. Ltd.
296,085 5,137,741
Shiseido Co. Ltd.
159,657 2,613,962
SMC Corp.
23,082 7,162,323
SoftBank Corp.
11,532,600 17,908,471
SoftBank Group Corp.
387,228 42,766,224
Sompo Holdings, Inc.
359,505 11,637,340
Sony Group Corp.
2,505,380 69,609,517
Subaru Corp.
241,434 4,819,480
Sumitomo Corp.
450,576 12,715,040
Number
of Shares Value $
Sumitomo Electric Industries
Ltd.
289,500 8,279,871
Sumitomo Metal Mining Co.
Ltd. (b)
99,500 2,732,010
Sumitomo Mitsui Financial
Group, Inc.
1,504,245 41,435,703
Sumitomo Mitsui Trust Holdings,
Inc.
257,962 7,405,952
Sumitomo Realty &
Development Co. Ltd.
124,303 5,156,348
Suntory Beverage & Food Ltd.
51,100 1,585,628
Suzuki Motor Corp.
640,704 8,593,294
Sysmex Corp.
200,921 2,553,982
T&D Holdings, Inc.
194,700 5,112,771
Taisei Corp.
64,715 4,408,133
Takeda Pharmaceutical Co. Ltd.
651,711 19,606,099
TDK Corp.
782,560 10,309,524
Terumo Corp.
534,488 9,687,379
TIS, Inc.
81,400 2,728,012
Toho Co. Ltd. (b)
41,300 2,629,957
Tokio Marine Holdings, Inc.
752,450 32,774,880
Tokyo Electron Ltd.
183,392 25,788,818
Tokyo Gas Co. Ltd.
127,280 4,877,962
Tokyo Metro Co. Ltd. (b)
129,200 1,504,278
Tokyu Corp.
194,710 2,465,094
TOPPAN Holdings, Inc.
96,189 2,506,916
Toray Industries, Inc.
560,043 3,785,449
Toyota Industries Corp. (b)
64,700 7,194,025
Toyota Motor Corp.
3,857,520 75,415,297
Toyota Tsusho Corp.
283,633 7,666,226
Trend Micro, Inc.
51,276 2,739,396
Unicharm Corp. (b)
462,800 3,097,615
West Japan Railway Co.
182,512 4,092,253
Yakult Honsha Co. Ltd.
105,258 1,720,815
Yamaha Motor Co. Ltd. (b)
371,122 2,722,395
Yokogawa Electric Corp.
85,944 2,542,265
Zensho Holdings Co. Ltd.
39,100 2,481,083
ZOZO, Inc.
165,591 1,547,679
(Cost $1,187,332,231)
1,747,508,536
Luxembourg — 0.2%
ArcelorMittal SA
192,677 6,415,256
CVC Capital Partners PLC, 144A
89,163 1,799,380
Eurofins Scientific SE
46,634 3,536,396
Tenaris SA
148,274 2,691,324
(Cost $11,197,315)
14,442,356
Macau — 0.0%
Sands China Ltd.
(Cost $3,350,373)
1,008,002 2,630,076
Mexico — 0.0%
Fresnillo PLC
(Cost $2,007,572)
85,120 2,057,063

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Netherlands — 4.6%
ABN AMRO Bank NV CVA, 144A
219,098 6,318,363
Adyen NV, 144A *
10,202 17,120,041
Aegon Ltd.
525,484 4,132,446
Akzo Nobel NV
67,557 4,663,066
Argenx SE *
25,097 17,734,051
ASM International NV
18,646 8,959,001
ASML Holding NV
160,230 119,332,756
ASR Nederland NV (b)
55,339 3,837,856
BE Semiconductor Industries NV
30,307 4,081,008
Euronext NV, 144A
30,197 4,984,711
EXOR NV
33,631 3,369,895
Ferrovial SE
209,113 11,422,315
Heineken Holding NV
51,614 3,656,208
Heineken NV
114,775 9,265,004
IMCD NV
23,606 2,650,650
ING Groep NV
1,223,972 29,154,021
JDE Peet's NV
68,425 2,500,777
Koninklijke Ahold Delhaize NV
364,730 14,614,409
Koninklijke KPN NV
1,531,273 7,301,902
Koninklijke Philips NV
317,184 8,738,792
NN Group NV
107,422 7,392,094
Prosus NV *
533,379 32,953,480
QIAGEN NV
87,187 4,050,427
Randstad NV
39,502 1,866,561
Stellantis NV
833,271 7,978,130
Universal Music Group NV (b)
453,272 12,801,043
Wolters Kluwer NV
96,014 12,086,374
(Cost $240,853,857)
362,965,381
New Zealand — 0.3%
Auckland International Airport
Ltd.
692,685 3,085,305
Contact Energy Ltd.
323,372 1,724,591
Fisher & Paykel Healthcare Corp.
Ltd.
239,192 5,164,675
Infratil Ltd.
349,199 2,340,274
Meridian Energy Ltd.
589,009 1,984,145
Xero Ltd. *
65,973 7,063,169
(Cost $17,963,888)
21,362,159
Norway — 0.6%
Aker BP ASA
132,730 3,352,531
DNB Bank ASA
361,087 9,508,387
Equinor ASA
307,175 7,572,307
Gjensidige Forsikring ASA
76,937 2,136,937
Kongsberg Gruppen ASA
174,896 5,220,529
Mowi ASA
190,485 3,915,003
Norsk Hydro ASA
567,596 3,680,397
Orkla ASA
276,212 3,085,769
Salmar ASA
27,708 1,418,181
Telenor ASA
265,624 4,428,762
Number
of Shares Value $
Yara International ASA
63,876 2,323,827
(Cost $37,139,742)
46,642,630
Poland — 0.0%
InPost SA *
(Cost $1,714,308)
96,214 1,396,880
Portugal — 0.2%
Banco Comercial Portugues SA,
Class R
3,484,817 2,951,670
EDP SA
1,283,015 5,684,290
Galp Energia SGPS SA
175,541 3,409,070
Jeronimo Martins SGPS SA
111,338 2,753,579
(Cost $12,381,201)
14,798,609
Singapore — 1.8%
CapitaLand Ascendas REIT
1,531,899 3,247,421
CapitaLand Integrated
Commercial Trust REIT
2,541,581 4,516,253
CapitaLand Investment Ltd.
1,070,100 2,301,828
DBS Group Holdings Ltd.
871,245 34,303,872
Genting Singapore Ltd.
2,432,478 1,364,963
Grab Holdings Ltd., Class A *
1,007,589 5,027,869
Keppel Ltd.
626,500 4,272,368
Oversea-Chinese Banking Corp.
Ltd.
1,391,987 18,160,597
Sea Ltd., ADR *
157,085 29,302,636
Sembcorp Industries Ltd.
424,100 2,006,303
Singapore Airlines Ltd. (b)
632,450 3,243,333
Singapore Exchange Ltd.
362,500 4,681,338
Singapore Technologies
Engineering Ltd.
640,100 3,831,321
Singapore Telecommunications
Ltd.
3,075,289 10,330,057
United Overseas Bank Ltd.
520,054 14,262,879
Wilmar International Ltd.
625,466 1,438,021
(Cost $91,433,640)
142,291,059
Spain — 3.3%
Acciona SA
10,262 2,031,335
ACS Actividades de
Construccion y Servicios SA
71,711 5,415,409
Aena Sme SA, 144A
300,010 8,683,297
Amadeus IT Group SA
182,728 15,306,198
Banco Bilbao Vizcaya Argentaria
SA
2,352,736 42,635,742
Banco de Sabadell SA
2,071,554 7,864,302
Banco Santander SA
6,077,707 58,020,187
Bankinter SA
263,530 3,929,335
CaixaBank SA
1,596,764 15,934,519
Cellnex Telecom SA, 144A *
201,305 7,157,057
EDP Renovaveis SA
124,835 1,466,288
Endesa SA
129,949 3,958,796
Grifols SA (b)
128,004 1,807,507
Iberdrola SA
2,584,902 48,612,087
Industria de Diseno Textil SA
443,263 21,883,820

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Redeia Corp. SA
162,261 3,153,065
Repsol SA
469,103 7,688,747
Telefonica SA (b)
1,508,455 8,078,995
(Cost $159,735,635)
263,626,686
Sweden — 3.6%
AddTech AB, Class B
105,174 3,684,896
Alfa Laval AB
116,381 5,293,679
Assa Abloy AB, Class B
416,490 14,702,236
Atlas Copco AB, Class A
1,091,712 17,417,562
Atlas Copco AB, Class B
642,632 9,129,048
Beijer Ref AB
152,576 2,593,848
Boliden AB *
117,728 4,052,595
Epiroc AB, Class A
269,999 5,637,044
Epiroc AB, Class B
166,539 3,096,927
EQT AB
151,000 5,424,481
Essity AB, Class B
242,720 6,554,940
Evolution AB, 144A
56,813 4,922,253
Fastighets AB Balder, Class B *
272,648 1,938,741
H & M Hennes & Mauritz AB,
Class B (b)
231,067 3,389,894
Hexagon AB, Class B
835,341 9,298,238
Holmen AB, Class B (b)
33,342 1,297,817
Industrivarden AB, Class A
50,878 2,023,401
Industrivarden AB, Class C
53,701 2,135,671
Indutrade AB
119,235 2,965,600
Investment AB Latour, Class B
59,534 1,510,287
Investor AB, Class B
709,080 21,827,931
L E Lundbergforetagen AB,
Class B
31,381 1,587,535
Lifco AB, Class B
100,431 3,565,409
Nibe Industrier AB, Class B
629,199 2,580,750
Saab AB, Class B
128,199 7,249,417
Sagax AB, Class B
94,773 2,052,772
Sandvik AB
433,085 10,940,950
Securitas AB, Class B
195,612 2,991,689
Skandinaviska Enskilda Banken
AB, Class A
614,635 11,361,445
Skanska AB, Class B
136,070 3,375,692
SKF AB, Class B
134,624 3,452,189
Spotify Technology SA *
62,151 42,379,524
Svenska Cellulosa AB SCA,
Class B
264,384 3,595,142
Svenska Handelsbanken AB,
Class A
588,093 7,558,932
Swedbank AB, Class A
342,105 9,622,098
Swedish Orphan Biovitrum AB *
77,758 2,359,564
Tele2 AB, Class B
222,373 3,914,347
Telefonaktiebolaget LM Ericsson,
Class B
1,118,462 8,898,535
Telia Co. AB
963,929 3,595,192
Trelleborg AB, Class B
79,696 3,081,910
Number
of Shares Value $
Volvo AB, Class B
649,242 19,955,042
(Cost $206,450,965)
283,015,223
Switzerland — 9.8%
ABB Ltd.
638,457 42,832,434
Alcon, Inc.
203,460 16,187,294
Amrize Ltd. *
210,292 10,969,928
Avolta AG *
33,630 1,932,522
Baloise Holding AG
16,719 4,333,588
Banque Cantonale Vaudoise
11,135 1,294,201
Barry Callebaut AG (b)
1,331 1,796,513
Belimo Holding AG
3,971 4,367,281
BKW AG
8,400 1,748,972
Chocoladefabriken Lindt &
Spruengli AG
45 6,737,487
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
376 5,728,226
Cie Financiere Richemont SA,
Class A
218,978 38,245,548
Coca-Cola HBC AG *
88,274 4,457,466
DSM-Firmenich AG
77,767 7,596,806
EMS-Chemie Holding AG
2,873 2,202,819
Galderma Group AG
53,569 9,346,038
Geberit AG
13,428 9,837,523
Givaudan SA
3,724 15,684,409
Glencore PLC *
4,170,364 16,470,340
Helvetia Holding AG
14,949 3,844,909
Holcim AG *
208,944 17,495,780
Julius Baer Group Ltd.
84,506 6,093,853
Kuehne + Nagel International AG
19,099 3,885,918
Logitech International SA
62,432 6,446,456
Lonza Group AG
28,618 20,279,205
Nestle SA
1,049,060 98,842,259
Novartis AG
772,889 97,713,493
Partners Group Holding AG
9,393 12,883,606
Roche Holding AG
286,310 93,140,652
Roche Holding AG
12,277 4,207,153
Sandoz Group AG
169,689 10,637,506
Schindler Holding AG
9,901 3,538,944
Schindler Holding AG
Participation Certificates
15,889 5,901,657
SGS SA
64,683 6,593,196
SIG Group AG *
125,118 1,981,185
Sika AG
63,019 14,609,791
Sonova Holding AG
20,363 5,927,067
STMicroelectronics NV
169,113 4,599,908
STMicroelectronics NV, Class Y
110,149 2,972,922
Straumann Holding AG
45,535 5,339,116
Swatch Group AG — Bearer
11,944 2,157,727
Swiss Life Holding AG
11,789 12,729,733
Swiss Prime Site AG
32,049 4,453,976
Swiss Re AG
120,849 21,884,672

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Swisscom AG
10,824 7,818,874
UBS Group AG
1,302,416 52,705,405
VAT Group AG, 144A
11,124 3,634,086
Zurich Insurance Group AG
59,611 43,537,672
(Cost $564,351,877)
777,626,116
United Kingdom — 14.0%
3i Group PLC
394,635 21,436,901
Admiral Group PLC
105,210 5,156,241
Anglo American PLC
452,147 13,921,363
Ashtead Group PLC
174,470 12,842,418
Associated British Foods PLC
130,996 3,824,372
AstraZeneca PLC
631,545 100,639,044
Auto Trader Group PLC, 144A
358,652 3,893,546
Aviva PLC
1,234,061 10,868,412
BAE Systems PLC
1,226,417 29,132,778
Barclays PLC
5,804,396 28,274,193
Barratt Redrow PLC
544,084 2,645,177
BP PLC
6,460,642 37,731,871
British American Tobacco PLC
847,503 47,938,573
BT Group PLC
2,449,236 7,166,992
Bunzl PLC
131,579 4,449,613
Centrica PLC
2,054,858 4,470,141
Coca-Cola Europacific Partners
PLC
95,886 8,520,430
Compass Group PLC
688,691 23,382,581
Diageo PLC
904,536 25,050,489
Entain PLC
238,695 2,832,606
GSK PLC
1,668,795 32,761,783
Haleon PLC
3,647,590 17,891,279
Halma PLC
155,030 6,889,631
Hikma Pharmaceuticals PLC
64,049 1,545,251
HSBC Holdings PLC
7,107,849 90,949,218
Imperial Brands PLC
315,904 13,330,193
Informa PLC
529,196 6,225,638
InterContinental Hotels Group
PLC
60,700 7,344,414
International Consolidated
Airlines Group SA
488,177 2,519,777
Intertek Group PLC
64,522 4,090,054
J Sainsbury PLC
739,867 2,994,014
JD Sports Fashion PLC
1,013,171 1,314,900
Kingfisher PLC
715,046 2,487,659
Land Securities Group PLC REIT
292,730 2,191,924
Legal & General Group PLC
2,306,258 7,714,921
Lloyds Banking Group PLC
24,365,574 26,187,945
London Stock Exchange Group
PLC
192,867 23,899,066
M&G PLC
939,657 3,366,879
Marks & Spencer Group PLC
808,000 3,772,090
Melrose Industries PLC
503,937 4,004,995
Mondi PLC
158,789 2,235,260
National Grid PLC
2,007,056 28,239,605
Number
of Shares Value $
NatWest Group PLC
3,282,640 22,654,395
Next PLC
46,499 7,513,488
Pearson PLC
243,561 3,545,454
Phoenix Group Holdings PLC
267,225 2,461,452
Reckitt Benckiser Group PLC
275,978 20,627,566
RELX PLC
744,824 34,691,041
Rentokil Initial PLC
1,028,685 5,074,855
Rio Tinto PLC
462,810 29,037,302
Rolls-Royce Holdings PLC
3,436,505 49,699,172
Sage Group PLC
394,891 5,799,030
Schroders PLC
278,194 1,428,827
Segro PLC REIT
522,055 4,424,174
Severn Trent PLC
107,365 3,752,664
Shell PLC
2,400,981 88,398,363
Smith & Nephew PLC
334,012 6,243,565
Smiths Group PLC
137,054 4,364,308
Spirax Group PLC
28,523 2,812,347
SSE PLC
449,724 10,515,758
Standard Chartered PLC
814,303 15,254,489
Tesco PLC
2,681,488 15,319,920
Unilever PLC
999,817 62,864,957
United Utilities Group PLC
280,888 4,365,957
Vodafone Group PLC
8,071,699 9,639,823
Whitbread PLC
70,470 2,995,528
Wise PLC, Class A *
268,326 3,822,538
WPP PLC
420,808 2,223,300
(Cost $825,940,879)
1,105,664,510
TOTAL COMMON STOCKS
(Cost $5,478,000,808)
7,796,423,673
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
22,459 2,149,280
Dr Ing hc F Porsche AG, 144A (b)
43,448 2,305,134
Henkel AG & Co. KGaA
66,967 5,645,525
Porsche Automobil Holding SE
59,510 2,533,502
Sartorius AG
10,245 2,375,553
Volkswagen AG (b)
82,884 9,655,884
(Cost $27,720,289)
24,664,878
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA* , expires
9/26/25(d)
(Cost $0)
4,171,760 0
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Currency Hedged MSCI
EAFE ETF (b)
(Cost $2,605,500)
75,000 2,905,875

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.9%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(e)(f)
(Cost $73,041,354)
73,041,354 73,041,354
Number
of Shares Value $
CASH EQUIVALENTS — 1.6%
DWS Government Money Market
Series "Institutional Shares",
4.25% (e)
(Cost $125,659,340)
125,659,340 125,659,340
TOTAL INVESTMENTS
— 101.3%
(Cost $5,707,027,291)
8,022,695,120
Other assets and liabilities,
net — (1.3%)
(103,523,385)
NET ASSETS — 100.0%
7,919,171,735
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (c)
21,674,545 609,485 (1,531,407) 498,220 5,278,275 — — 755,124 26,529,118
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (e)(f)
87,680,530 — (14,639,176) (g) — — 132,811 — 73,041,354 73,041,354
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series "Institutional Shares", 4.25% (e)
95,373,226 321,180,480 (290,894,366) — — 1,066,024 — 125,659,340 125,659,340
204,728,301 321,789,965 (307,064,949) 498,220 5,278,275 1,198,835 — 199,455,818 225,229,812
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $60,709,815, which is 0.8% of net assets.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Investment was valued using significant unobservable inputs.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
1,928,436,863 24.6
Industrials
1,491,286,137 19.1
Health Care
869,563,696 11.1
Consumer Discretionary
799,565,344 10.2
Consumer Staples
616,022,655 7.9
Information Technology
605,283,851 7.8
Materials
440,754,947 5.6
Communication Services
394,760,623 5.1
Utilities
266,220,275 3.4
Energy
259,534,115 3.3
Real Estate
149,660,045 1.9
Total
7,821,088,551 100.0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 45 4,084,834 4,060,815 9/19/2025 (24,019)
DAX Index
EUR 6 4,238,873 4,204,274 9/19/2025 (34,599)
EURO STOXX  50 Index
EUR 200 12,495,250 12,546,021 9/19/2025 50,771
FTSE 100 Index
GBP 90 11,107,117 11,213,758 9/19/2025 106,641
FTSE MIB Index
EUR 2 480,907 494,260 9/19/2025 13,353
IBEX 35 Index
EUR 5 872,346 875,583 9/19/2025 3,237
MSCI EAFE Index
USD 200 26,371,500 27,211,000 9/19/2025 839,500
MSCI Singapore Index
SGD 80 2,779,641 2,768,607 9/29/2025 (11,034)
OMXS30 Index
SEK 50 1,377,719 1,391,119 9/19/2025 13,400
SPI 200 Index
AUD 60 8,539,275 8,773,233 9/18/2025 233,958
Swiss Market Index
CHF 35 5,176,580 5,336,937 9/19/2025 160,357
TOPIX Index
JPY 110 22,105,072 22,998,537 9/11/2025 893,465
Total net unrealized appreciation
2,245,030
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Morgan Stanley Capital
9/3/2025 AUD 815,358,142 USD 525,238,060 — (8,401,382)
Morgan Stanley Capital
9/3/2025 AUD 37,311,000 USD 24,024,889 — (394,590)
The Bank of New York Mellon
9/3/2025 CHF 12,991,000 USD 16,055,477 — (186,253)
The Bank of New York Mellon
9/3/2025 CHF 603,405,500 USD 745,873,260 — (8,522,036)
JP Morgan & Chase Co.
9/3/2025 DKK 1,142,780,400 USD 175,675,945 — (3,463,364)
The Bank of New York Mellon
9/3/2025 EUR 2,350,109,400 USD 2,695,164,213 — (54,761,685)
The Bank of New York Mellon
9/3/2025 EUR 85,248,000 USD 97,762,662 — (1,988,304)

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/3/2025 GBP 836,022,000 USD 1,106,671,582 — (23,328,699)
JP Morgan & Chase Co.
9/3/2025 GBP 48,286,000 USD 63,917,067 — (1,348,194)
JP Morgan & Chase Co.
9/3/2025 HKD 74,817,000 USD 9,557,709 — (40,746)
JP Morgan & Chase Co.
9/3/2025 HKD 1,156,827,800 USD 147,788,502 — (623,754)
JP Morgan & Chase Co.
9/3/2025 ILS 144,563,500 USD 42,618,014 — (694,841)
JP Morgan & Chase Co.
9/3/2025 ILS 6,211,000 USD 1,831,020 — (29,865)
JP Morgan & Chase Co.
9/3/2025 JPY 10,274,203,000 USD 68,496,509 — (1,440,731)
JP Morgan & Chase Co.
9/3/2025 JPY 243,533,470,000 USD 1,623,619,247 — (34,130,618)
Goldman Sachs & Co.
9/3/2025 NOK 273,724,700 USD 26,596,517 — (634,438)
JP Morgan & Chase Co.
9/3/2025 NOK 7,366,900 USD 715,796 — (17,085)
RBC Capital Markets
9/3/2025 NOK 211,411,000 USD 20,527,434 — (504,366)
JP Morgan & Chase Co.
9/3/2025 NZD 13,347,400 USD 7,887,866 12,716 —
RBC Capital Markets
9/3/2025 NZD 10,227,000 USD 6,038,665 4,594 —
The Bank of New York Mellon
9/3/2025 SEK 99,947,000 USD 10,260,002 — (302,213)
The Bank of New York Mellon
9/3/2025 SEK 2,262,794,900 USD 232,299,532 — (6,828,478)
Goldman Sachs & Co.
9/3/2025 SGD 8,396,000 USD 6,486,443 — (58,710)
Goldman Sachs & Co.
9/3/2025 SGD 43,672,200 USD 33,740,642 — (304,286)
RBC Capital Markets
9/3/2025 SGD 93,629,900 USD 72,335,713 — (654,043)
Morgan Stanley Capital
9/3/2025 USD 2,490,704 AUD 3,827,900 14,598 —
Morgan Stanley Capital
9/3/2025 USD 1,871,672 AUD 2,870,900 7,288 —
Morgan Stanley Capital
9/3/2025 USD 6,217,911 AUD 9,569,800 45,377 —
Morgan Stanley Capital
9/3/2025 USD 623,026 AUD 957,000 3,316 —
RBC Capital Markets
9/3/2025 USD 546,797,798 AUD 835,443,542 — (12,769)
The Bank of New York Mellon
9/3/2025 USD 862,779 CHF 691,800 2,130 —
The Bank of New York Mellon
9/3/2025 USD 755,827,670 CHF 603,944,100 — (759,002)
The Bank of New York Mellon
9/3/2025 USD 2,580,628 CHF 2,075,400 14,099 —
The Bank of New York Mellon
9/3/2025 USD 8,586,749 CHF 6,918,000 62,338 —
The Bank of New York Mellon
9/3/2025 USD 3,441,729 CHF 2,767,200 17,906 —
JP Morgan & Chase Co.
9/3/2025 USD 18,865,284 DKK 122,716,000 371,360 —
JP Morgan & Chase Co.
9/3/2025 USD 1,805,941 DKK 11,539,200 2,914 —
The Bank of New York Mellon
9/3/2025 USD 158,144,216 DKK 1,008,525,200 — (50,406)
Morgan Stanley Capital
9/3/2025 USD 2,793,041,124 EUR 2,386,158,200 — (933,561)
The Bank of New York Mellon
9/3/2025 USD 9,572,235 EUR 8,199,900 22,687 —
The Bank of New York Mellon
9/3/2025 USD 31,923,761 EUR 27,332,900 59,196 —
The Bank of New York Mellon
9/3/2025 USD 3,181,303 EUR 2,733,300 17,005 —
The Bank of New York Mellon
9/3/2025 USD 12,766,406 EUR 10,933,100 26,707 —
JP Morgan & Chase Co.
9/3/2025 USD 5,304,229 GBP 3,970,000 61,780 —
JP Morgan & Chase Co.
9/3/2025 USD 13,407,252 GBP 9,924,900 7,634 —
JP Morgan & Chase Co.
9/3/2025 USD 1,339,862 GBP 992,500 1,640 —
JP Morgan & Chase Co.
9/3/2025 USD 1,170,607,950 GBP 866,443,100 510,688 —
JP Morgan & Chase Co.
9/3/2025 USD 4,003,813 GBP 2,977,500 20,693 —
Bank of America
9/3/2025 USD 156,200,055 HKD 1,217,712,200 23,209 —
JP Morgan & Chase Co.
9/3/2025 USD 1,783,486 HKD 13,932,600 3,962 —
JP Morgan & Chase Co.
9/3/2025 USD 504,985 ILS 1,705,600 6,032 —
JP Morgan & Chase Co.
9/3/2025 USD 44,569,594 ILS 149,068,900 93,129 —
JP Morgan & Chase Co.
9/3/2025 USD 7,764,492 JPY 1,139,428,400 — (8,321)
JP Morgan & Chase Co.
9/3/2025 USD 1,932,787 JPY 284,857,100 6,255 —
JP Morgan & Chase Co.
9/3/2025 USD 5,824,787 JPY 854,571,300 — (7,659)
JP Morgan & Chase Co.
9/3/2025 USD 19,298,120 JPY 2,848,571,000 92,308 —
JP Morgan & Chase Co.
9/3/2025 USD 1,693,718,680 JPY 248,680,245,200 — (934,346)
Goldman Sachs & Co.
9/3/2025 USD 26,688,835 NOK 268,153,400 — (12,130)

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
9/3/2025 USD 546,434 NOK 5,571,300 7,816 —
JP Morgan & Chase Co.
9/3/2025 USD 733,215 NOK 7,366,900 — (334)
RBC Capital Markets
9/3/2025 USD 21,041,410 NOK 211,411,000 — (9,609)
JP Morgan & Chase Co.
9/3/2025 USD 7,718,526 NZD 13,080,700 — (732)
JP Morgan & Chase Co.
9/3/2025 USD 158,100 NZD 266,700 — (743)
RBC Capital Markets
9/3/2025 USD 6,034,656 NZD 10,227,000 — (585)
The Bank of New York Mellon
9/3/2025 USD 2,777,813 SEK 26,517,900 24,550 —
The Bank of New York Mellon
9/3/2025 USD 832,364 SEK 7,955,400 8,348 —
The Bank of New York Mellon
9/3/2025 USD 1,105,662 SEK 10,607,100 15,277 —
The Bank of New York Mellon
9/3/2025 USD 244,839,347 SEK 2,317,661,500 86,865 —
Goldman Sachs & Co.
9/3/2025 USD 40,586,644 SGD 52,068,200 3,436 —
RBC Capital Markets
9/3/2025 USD 71,699,156 SGD 91,981,700 5,735 —
RBC Capital Markets
9/3/2025 USD 1,284,855 SGD 1,648,200 9 —
RBC Capital Markets
10/2/2025 AUD 835,443,542 USD 547,076,836 15,022 —
RBC Capital Markets
10/2/2025 AUD 11,639,000 USD 7,621,636 233 —
The Bank of New York Mellon
10/2/2025 CHF 603,944,100 USD 758,542,685 759,383 —
The Bank of New York Mellon
10/2/2025 CHF 7,232,000 USD 9,082,426 8,261 —
The Bank of New York Mellon
10/2/2025 DKK 1,008,525,200 USD 158,484,682 50,659 —
Morgan Stanley Capital
10/2/2025 EUR 2,386,158,200 USD 2,798,226,246 909,682 —
JP Morgan & Chase Co.
10/2/2025 GBP 866,443,100 USD 1,170,925,068 — (508,018)
JP Morgan & Chase Co.
10/2/2025 GBP 6,756,000 USD 9,130,214 — (3,914)
JP Morgan & Chase Co.
10/2/2025 JPY 248,680,245,200 USD 1,699,171,769 916,967 —
JP Morgan & Chase Co.
10/2/2025 JPY 11,657,714,000 USD 79,661,772 50,427 —
Goldman Sachs & Co.
10/2/2025 NOK 268,153,400 USD 26,692,687 11,341 —
JP Morgan & Chase Co.
10/2/2025 NOK 7,366,900 USD 733,288 279 —
RBC Capital Markets
10/2/2025 NOK 211,411,000 USD 21,044,682 9,222 —
JP Morgan & Chase Co.
10/2/2025 NZD 13,080,700 USD 7,725,719 — (169)
RBC Capital Markets
10/2/2025 NZD 10,227,000 USD 6,040,884 484 —
The Bank of New York Mellon
10/2/2025 SEK 2,317,661,500 USD 245,291,525 — (88,866)
Goldman Sachs & Co.
10/2/2025 SGD 52,068,200 USD 40,682,254 — (5,157)
RBC Capital Markets
10/2/2025 SGD 91,981,700 USD 71,870,248 — (6,582)
RBC Capital Markets
10/2/2025 USD 1,906,077 AUD 2,910,900 27 —
The Bank of New York Mellon
10/2/2025 USD 2,634,657 CHF 2,100,300 640 —
Morgan Stanley Capital
10/2/2025 USD 18,085,234 EUR 15,416,000 — (12,907)
Morgan Stanley Capital
10/2/2025 USD 9,549,552 EUR 8,146,900 1,139 —
JP Morgan & Chase Co.
10/2/2025 USD 4,056,967 GBP 3,000,700 — (13)
JP Morgan & Chase Co.
10/2/2025 USD 6,108,122 JPY 894,632,200 1,384 —
Goldman Sachs & Co.
10/2/2025 USD 1,703,714 NOK 17,115,000 — (766)
The Bank of New York Mellon
10/2/2025 USD 843,131 SEK 7,964,500 103 —
Bank of America
10/3/2025 HKD 1,217,712,200 USD 156,359,707 — (25,194)
Bank of America
10/3/2025 USD 2,968,643 HKD 23,119,000 419 —
JP Morgan & Chase Co.
10/6/2025 ILS 149,068,900 USD 44,569,798 — (100,866)
JP Morgan & Chase Co.
10/6/2025 ILS 20,519,000 USD 6,135,007 — (13,810)
Total unrealized appreciation (depreciation)
4,399,269 (152,155,140)

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEF-PH1
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 7,796,423,673 $ — $ — $ 7,796,423,673
Preferred Stocks
24,664,878 — — 24,664,878
Rights
— — 0 0
Exchange-Traded Funds
2,905,875 — — 2,905,875
Short-Term Investments (a)
198,700,694 — — 198,700,694
Derivatives (b)
Forward Foreign Currency Contracts
— 4,399,269 — 4,399,269
Futures Contracts
2,314,682 — — 2,314,682
TOTAL
$ 8,025,009,802 $ 4,399,269 $ 0 $ 8,029,409,071
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (152,155,140) $ — $ (152,155,140)
Futures Contracts
(69,652) — — (69,652)
TOTAL
$ (69,652) $ (152,155,140) $ — $ (152,224,792)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.